Leases - Schedule of Lessee, Operating Lease, Liability, Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020 [1]
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 4,219	$ 2,914
2023	3,019	2,317
2024	515	1,439
Total undiscounted lease payments	7,753
Less: imputed interest	(344)
Total present value of lease liabilities	$ 7,409	$ 6,776

[1]	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2021.